Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf
Light and medium crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	43	41
Extensions & Discoveries		2
Improved Recovery & Infill Drilling	5	1
Technical Revisions	2	4
Dispositions		(1)
Production	(4)	(4)
Change for the year	3	3
Ending balance	46	43
Developed	31	31
Undeveloped	15	13
Heavy crude oil and bitumen [member]
Reserve Quantities [Line Items]
Beginning balance	5	7
Technical Revisions	2
Production	(1)	(2)
Change for the year		(2)
Ending balance	5	5
Developed	4	5
Undeveloped	1
Natural gas [member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	143	138
Extensions & Discoveries | Bcf	1	9
Improved Recovery & Infill Drilling | Bcf	13	2
Technical Revisions | Bcf	5	18
Dispositions | Bcf		(1)
Production | Bcf	(19)	(22)
Change for the year | Bcf		5
Ending balance | Bcf	143	143
Developed | Bcf	102	109
Undeveloped | Bcf	41	34
Natural gas liquids [member]
Reserve Quantities [Line Items]
Beginning balance	6	5
Improved Recovery & Infill Drilling	1
Technical Revisions		1
Production	(1)	(1)
Change for the year		1
Ending balance	6	6
Developed	4	4
Undeveloped	2	2
Barrels of oil equivalent [member]
Reserve Quantities [Line Items]
Beginning balance	78	76
Extensions & Discoveries		4
Improved Recovery & Infill Drilling	8	1
Technical Revisions	5	8
Dispositions		(1)
Production	(10)	(11)
Change for the year	4	2
Ending balance	82	78
Developed	57	58
Undeveloped	25	20